Note 12 - Trade Receivables, Other Receivables, and Prepayments	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
Note 12.	Trade Receivables, Other Receivables, and Prepayments

Accounting Policies

Trade receivables that do not contain a significant financing component are initially measured at the transaction price determined in accordance with the accounting policies for revenue. Other receivables are initially measured at their fair values plus, in the case of a receivable not at fair value through profit or loss, transaction costs. Transaction costs of receivables measured at fair value through profit or loss are expensed when incurred.

On initial recognition, Opera classifies a receivable as subsequently measured at amortized cost or fair value through profit or loss depending on Opera’s business model for managing the receivable and the contractual cash flow characteristics. Receivables that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in the Statement of Operations together with foreign exchange gains and losses. Impairment losses are presented as credit loss expenses. Receivables that do not meet the criteria for amortized cost or fair value through other comprehensive income are measured at fair value through profit or loss. A gain or loss on a receivable that is subsequently measured at fair value through profit or loss is recognized in profit or loss and presented net within other gains/(losses) in the period in which it arises.

An allowance for expected credit losses (ECLs) is recognized for all receivables not held at fair value through the Statement of Operations. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that are expected to be received, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables, Opera applies a simplified approach in calculating ECLs. Under the simplified approach, Opera does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. Opera makes specific loss provisions at the level of specific invoices where information exists that management can utilize in its determination of credit risk. For trade receivables where no specific risk information is identified, Opera has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Trade receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan, and a failure to make contractual payments for a period of greater than 180 days past due. For each customer, management makes individual assessments with respect to the timing and amount of write-off.

Receivables are derecognized when the rights to receive cash flows have expired or have been transferred and Opera has transferred substantially all the risks and rewards of ownership. When the terms and conditions of a contract underlying a receivable are changed, Opera performs a quantitative and qualitative evaluation of whether the modification is substantial, that is, whether the cash flows of the original receivable and the modified or replacement receivable are substantially different. When the cash flows are substantially different, the contractual rights to cash flows from the original receivable are deemed to have expired. The quantitative and qualitative evaluation considers the changes to the terms of the contract, including whether those give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Trade Receivables

The table below specifies items of trade receivables (in thousands):

	As of December 31,
	2022	2023
Trade receivables due from third-party customers	$60,037	$76,468
Trade receivables due from related parties (Note 17)	1,947	591
Total gross trade receivables	61,985	77,059
Allowance for expected credit losses	(4,062)	(7,677)
Trade receivables net of loss allowance	$57,923	$69,382

The credit loss allowance was determined as follows (in thousands, except for percentages):

		Past due
As of December 31, 2022	Current (not past due)	<30 days	30-60 days	61-90 days	>91 days	Total
Weighted-average expected credit loss rate	1.3%	6.8%	13.3%	26.2%	54.0%	6.6%
Gross carrying amount	$51,268	$3,203	$1,296	$1,251	$4,966	$61,985
Loss allowance as of December 31, 2022	$662	$218	$173	$328	$2,682	$4,062

		Past due
As of December 31, 2023	Current (not past due)	<30 days	30-60 days	61-90 days	>91 days	Total
Weighted-average expected credit loss rate	0.7%	1.2%	2.1%	3.1%	86.4%	10.0%
Gross carrying amount	$62,815	$4,116	$1,247	$634	$8,248	$77,059
Loss allowance as of December 31, 2023	$458	$47	$26	$20	$7,126	$7,677

The credit loss allowance for trade receivables as of year-end reconciles to the opening loss allowance as follows (in thousands):

	Year ended December 31,
	2022	2023
Loss allowance as of January 1	$2,796	$4,062
Increase in loss allowance	1,366	3,814
Effect of movements in exchange rates	(100)	(199)
Loss allowance as of December 31	$4,062	$7,677

Total loss allowance increased in particular due to receivables due from certain specific customers in emerging markets, where local events and circumstances resulted in increased collection risk. See Note 16 for details regarding Opera’s procedures on managing credit risk.

Receivables from Sale of Investments

Star X

In April 2022, Opera sold its 19.4% ownership interest in Star X to Kunlun, the ultimate parent of both Opera and Star X, for a fixed consideration of $83.5 million in cash, plus interest. The receivable was classified as subsequently measured at amortized cost. An initial $28.4 million installment was received in 2022. Kunlun will pay a simple annual interest of 3.5% on the deferred payments.

In June 2023, Opera and Kunlun entered into an amendment to the share transfer agreement. The amendment modified the payment terms. Specifically, dividends declared and payable to Kunlun’s holding of ordinary shares in Opera from the recurring cash dividend program adopted in June 2023, as described in Note 16, will be offset against the receivable until the receivable, including accrued interest, is settled. This in lieu of Kunlun making the then remaining installment payments to Opera in cash. Of the dividend declared in June 2023, $25.1 million was payable to Kunlun’s holding of ordinary shares and offset against Opera's Star X receivable. Similarly, of the dividend declared in December 2023, an equal amount was offset against the receivable when the dividend was paid in January 2024.

The table below specifies the movement in the carrying amount of the receivable (in thousands):

	Year ended December 31,
	2022	2023
Carrying amount as of January 1	$-	$56,374
Initial recognition at fair value	83,468	-
Interest income (Note 7)	1,285	1,556
Installment and dividend set-off	(28,379)	(25,133)
Carrying amount as of December 31	$56,374	$32,797
Recognized and classified as:
Non-current receivables from sale of investments	$28,187	$-
Current receivables from sale of investments	$28,187	$32,797

While the receivable is measured at amortized cost in the Statement of Financial Position, its fair value is estimated for disclosure purposes. Based on a present value technique where contractual cash flows were discounted using a risk-adjusted discount rate incorporating the current yield on U.S. government bonds with maturities consistent with the maturity of the receivable, and a risk premium estimated based on the characteristics of the receivable and Kunlun, the estimated fair value of the receivable was $32.0 million as of December 31, 2023, which was $0.8 million lower than the carrying amount as of the same date. As of December 31, 2022, the estimated fair value was $54.6 million, as compared to the carrying amount of $56.4 million. The risk-adjusted discount rate as of year-end 2023 was estimated to be 6.1%, up from 5.7% as of the end of 2022 due to increases in the yields on U.S. government bonds. The fair value measurement incorporated significant unobservable inputs and is therefore categorized within level 3 of the fair value hierarchy.

Nanobank

In March 2022, Opera sold its 42.4% ownership interest in Nanobank for a fixed consideration of $127.1 million in cash, payable in eight equal installments over the following two years. The receivable was recognized at its estimated fair value of $120.3 million. The receivable was subsequently measured at amortized cost.

In August 2022, Opera and the buyer agreed to make certain modifications to the sales agreement, including to the total purchase price, payment period and installment amounts. The adjusted purchase price was $131.7 million, payable in 16 quarterly installments, the first of which had been made at the time the modified share transfer agreement was entered into. The modified share transfer agreement also introduced certain mechanisms which would potentially reduce the purchase price or trigger an immediate settlement in the form of the transfer of shares in any acquiring company following a sale or merger in which Nanobank would be the target entity sold or merged for consideration in equity of the acquirer. Because of the substantial modifications to the share transfer agreement, the contractual rights to cash flows from the original receivable were deemed to have expired. The original receivable was therefore derecognized, and a new receivable recognized at its estimated fair value. The terms of the modified share transfer agreement were not consistent with a basic financing arrangement and the new receivable was therefore subsequently measured at fair value through profit or loss.

As of December 31, 2022, fair value of the receivable was estimated to be $76.3 million based on an expected present value technique where the probability-weighted average of possible future cash flows and non-cash payments was discounted using a discount rate of 8.0%, which was based on the yield of U.S. treasury bonds with the same maturity as the receivable and a risk premium to capture the uncertainty with regard to amount and timing of future cash flows not reflected in the scenarios for future cash flows. The fair value measurement was classified as a level 3 measurement in the fair value hierarchy because it incorporated significant unobservable inputs, including the possible scenarios for settlement and default, their probabilities of occurring and the risk premium.

In February 2023, Nanobank sold the majority of its business in Asia to OPay in exchange for shares in OPay. In connection with this, Opera and the third-party buyer of Opera’s former ownership stake in Nanobank agreed to treat the transaction as a full sale of Nanobank, triggering an immediate settlement of Opera’s receivable in the form of the transfer 58,785,744 Series C preferred shares in OPay in lieu of quarterly cash installments through the second quarter of 2026. The settlement was based on the valuation applied in the transaction as well as an estimate for the value of Nanobank’s remaining business. Opera entered into a final share transfer agreement with the third-party buyer mirroring relevant provisions of the sales agreement between Nanobank and OPay, which includes certain financial targets for the Nanobank business acquired and a provision for the sellers to pro-rata return up to all Series C preferred shares received as consideration in the transaction, after 2024, if the cumulative financial performance over 2023 and 2024 falls short of such targets. The estimated fair value of the shares received was $77.4 million, which was inclusive of a 6% net reduction of value, equal to $4.9 million, to reflect various scenarios of impacts related to the provisions in the agreement. The fair value of the shares was $1.1 million higher than the carrying amount of the receivable as of December 31, 2022, resulting in the recognition of a gain on settlement of $1.1 million, which was recognized as part of finance income.

The table below specifies the movement in the carrying amount of the receivable (in thousands):

	Year ended December 31,
	2022	2023
Carrying amount as of January 1	$-	$76,278
Initial recognition at fair value	120,311	-
Interest income (Note 7)	2,390	-
Fair value gain (loss) (Note 7)	(37,923)	1,084
Installment and settlement	(8,500)	(77,362)
Carrying amount as of December 31	$76,278	$-
Recognized and classified as:
Non-current receivables from sale of investments	$48,118	$-
Current receivables from sale of investments	$28,160	$-

Other Current Receivables and Prepayments

The table below specifies the items of other current receivables (in thousands):

	As of December 31,
	2022	2023
Value added tax	$1,472	$5,781
Unsettled trades (1)	12,993	-
Receivable due from Kunlun (Note 17) (2)	-	1,300
Other (3)	2,783	678
Total other current receivables	$17,247	$7,760
(1)	Receivables from unsettled trades represented the amount due from brokers from the sale of listed equity securities under the former investment program described in Note 16.
(2)	Represents amount due from Kunlun for the recharge of certain corporate expenses.
(3)	In 2022, crypto assets with an aggregate carrying amount of $1.5 million were presented as part of other current receivables. In 2023, crypto assets are presented as other intangible assets, as specified in Note 10.

The table below specifies the items of prepayments (in thousands):

	As of December 31,
	2022	2023
Prepaid corporate income taxes	$421	$649
Other prepaid expenses	3,511	4,010
Total prepayments	$3,932	$4,660